General information and Statement of Compliance	12 Months Ended
Dec. 31, 2019
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General information and Statement of Compliance
NOTE 2: GENERAL INFORMATION AND STATEMENT OF COMPLIANCE
The
year-end
consolidated financial statements of the Company for the twelve months ended December 31, 2019 (the “year” or “the period”) include Celyad SA and its subsidiaries. The significant accounting policies used for preparing these consolidated financial statements are explained below.
Basis of preparation
The consolidated financial statements have been prepared on a historical cost basis, except for:

•	Financial instruments – Fair value through profit or loss

•	Contingent consideration and other financial liabilities

•	Post-employment benefits liability

•	Equity securities held as short-term investments at 31 December 2019 (see note 13)
The policies have been consistently applied to all the years presented, unless otherwise stated.
The consolidated financial statements are presented in euro and all values are presented in thousands (€000) except when otherwise indicated. Amounts have been rounded off to the nearest thousand and in certain cases, this may result in minor discrepancies in the totals and sub-totals
disclosed in the financial tables.

Statement of compliance
The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards, International Accounting Standards and Interpretations (collectively, IFRSs) as issued by the International Accounting Standards Board (IASB) and as endorsed by the European Union.
The preparation of the consolidated financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, are areas where assumptions and estimates are significant to the financial statements. They are disclosed in note 5.
Going concern
2
The Company is pursuing a strategy to develop therapies to treat unmet medical needs in oncology. Management has prepared detailed budgets and cash flow forecasts for the years 2020 and 2021. These forecasts reflect the strategy of the Company and include significant expenses and cash outflows in relation to the development of selected research programs and product candidates.
Based on its current scope of activities, the Company estimates that its treasury position
3
as of December 31, 2019 is sufficient to cover its cash requirements until the first half 2021, therefore beyond the readouts of the Company clinical trials currently ongoing. After due consideration of the above, the Board of Directors determined that management has an appropriate basis to conclude on the business continuity over the next 12 months from balance sheet date, and hence it is appropriate to prepare the financial statements on a going concern basis.
Changes to accounting standards and interpretations
The Company has applied the same accounting policies and methods of computation in its year-end
consolidated financial statements as prior year, except for those that relate to new standards and interpretations. For periods beginning on (or after) 1 January 2019, a number of new or amended standards became applicable for the first time for periods beginning on (or after) 1 January 2019, and the Group had to change its accounting policies as a result of adopting IFRS 16
Leases
.
IFRS 16 standard replaces the former lease accounting requirements and, in particular, represents a significant change in the accounting and reporting of leases that were previously classified as ‘operating leases’ under IAS 17, with incremental assets and liabilities to be reported on the balance sheet and a different recognition basis for lease costs. The details of the changes in accounting policies and the transition quantitative impact are discussed further under the note 3.
None of the other new or amended standards and interpretations issued by the IASB and the IFRIC that will apply for the first time in future annual periods are expected to have a material effect on the Group as either they are not relevant to the Group’s activities or they require accounting which is consistent with the Group’s current accounting policies.